ASSET RETIREMENT OBLIGATIONS Asset Retirement Obligations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance beginning of year, January 1	$ 46,566	[1]	$ 28,047
Obligations incurred with development activities and assumed with acquisitions	14,169		9,625
Accretion of asset retirement obligation	4,060		1,897		1,423
Obligations discharged with disposal of properties and asset retirements	(2,232)		(990)
Revisions in estimated cash flows	0		8,903
Balance end of year, December 31	62,563		46,566	[1]	28,047
Less current portion	(1,000)		(250)
Long-term portion	61,563		46,316
Assets Held for Sale - Asset Retirement Obligations			$ 2,022

[1]	Includes $2 million as of December 31, 2011 related to assets held for sale.